Other Current Assets and Non-Current Assets (Details) ¥ in Thousands, $ in Thousands				1 Months Ended	6 Months Ended
	Apr. 30, 2023 USD ($)	Apr. 18, 2023 USD ($)	Mar. 31, 2023 USD ($)	Apr. 30, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Sep. 11, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 04, 2023 USD ($)	May 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Current and Noncurrent Assets [Line Items]
Borrow a total loan amount | ¥																	¥ 6,500
Intermediary fee		$ 500
Credit bearing interest rate					3.00%		3.00%
Unamortized design fees (in Yuan Renminbi) | ¥					¥ 154					¥ 181,000
Huazhen [Member]
Other Current and Noncurrent Assets [Line Items]
Repaid amount				$ 1,000	1,322	$ 185
Loan [Member]
Other Current and Noncurrent Assets [Line Items]
Borrow a total loan amount											628	$ 88
Ortoli Rosenstadt LLP, [Member]
Other Current and Noncurrent Assets [Line Items]
Total amount		6,000
Deposit an aggregate amount													$ 3,000
SH Huazhen [Member]
Other Current and Noncurrent Assets [Line Items]
Borrow a total loan amount					¥ 11,452		$ 1,599	¥ 12,774	$ 1,750						¥ 12,560	$ 1,769
Youguan [Member]
Other Current and Noncurrent Assets [Line Items]
Borrow a total loan amount | ¥											3,000
Youguan [Member] | Loan Agreement [Member]
Other Current and Noncurrent Assets [Line Items]
Borrow a total loan amount | ¥											2,400
BITTO LTD [Member]
Other Current and Noncurrent Assets [Line Items]
Borrow a total loan amount														$ 460
Target Company [Member]
Other Current and Noncurrent Assets [Line Items]
Total amount		$ 5,500
Worthy Credit Limited [Member]
Other Current and Noncurrent Assets [Line Items]
Loan amount			$ 5,000
Credit bearing interest rate			2.00%
Richness Fortune Credit [Member]
Other Current and Noncurrent Assets [Line Items]
Borrow a total loan amount	$ 6,000
Annual interest charge	$ 600,000
Previously Reported [Member] | Loan [Member]
Other Current and Noncurrent Assets [Line Items]
Borrow a total loan amount											¥ 992	$ 136